Subsequent Events - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2012 Norwegian Kroner Bond due in 2013 [Member] NOK	Jan. 31, 2013 Subsequent Event [Member]	Feb. 28, 2013 Subsequent Event [Member] Voyageur Spirit FPSO unit [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond Total [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond Total [Member] NOK	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond due in 2016 [Member] NOK Tranches	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond due in 2018 [Member] NOK	Jan. 31, 2013 Subsequent Event [Member] Norwegian Kroner Bond due in 2013 [Member] NOK	Dec. 31, 2012 1992-built conventional tankers [Member] USD ($)	Jan. 31, 2013 1992-built conventional tankers [Member] Subsequent Event [Member] USD ($) Vessel	Dec. 31, 2012 1992 -built shuttle tanker's [Member] USD ($)	Jan. 31, 2013 1992 -built shuttle tanker's [Member] Subsequent Event [Member] USD ($) Vessel
Subsequent Event [Line Items]
Number of vessels held for sale											1		1
Proceeds from sale of vessels											$ 6.3		$ 7.0
Write-down to fair value										1.7		1.2
Senior unsecured bonds	107.8	600.0				1,300.0	500.0	800.0	600.0
Number of tranches of bond issued							2
Senior unsecured bonds maturity	Nov. 01, 2013	Nov. 01, 2013					Jan. 31, 2016	Jan. 31, 2018
Aggregate principal amount bonds	98.5				233.0
Fixed based rate from interest rate cap							4.80%	5.93%
Repurchase of bonds									388.5
Amount used to repurchase bonds					167.0
Interest rate on prepaid funds			4.25%
Prepaid acquisition cost				$ 150.0